Revenue - Summary of Changes in Deferred Revenue (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	$ 2,060	$ 1,848
Increase in deferred revenue	913	907
Recognised as revenue	(809)	(691)
Exchange and other adjustments	5	(4)
Deferred revenue ending balance	2,169	2,060
Analysed as:
Current	829	766
Non-current	1,340	1,294
Deferred revenue ending balance	2,169	2,060
Loyalty programme
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	1,653	1,529
Increase in deferred revenue	784	726
Recognised as revenue	(710)	(602)
Exchange and other adjustments	0	0
Deferred revenue ending balance	1,727	1,653
Analysed as:
Current	715	661
Non-current	1,012	992
Deferred revenue ending balance	1,727	1,653
Other co-brand fees
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	111	22
Increase in deferred revenue	36	97
Recognised as revenue	(12)	(8)
Exchange and other adjustments	0	0
Deferred revenue ending balance	135	111
Analysed as:
Current	13	12
Non-current	122	99
Deferred revenue ending balance	135	111
Application & re-licensing fees
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	171	171
Increase in deferred revenue	24	23
Recognised as revenue	(22)	(23)
Exchange and other adjustments	0	0
Deferred revenue ending balance	173	171
Analysed as:
Current	22	23
Non-current	151	148
Deferred revenue ending balance	173	171
Other
Disclosure of changes in contact liabilities [line items]
Deferred revenue beginning balance	125	126
Increase in deferred revenue	69	61
Recognised as revenue	(65)	(58)
Exchange and other adjustments	5	(4)
Deferred revenue ending balance	134	125
Analysed as:
Current	79	70
Non-current	55	55
Deferred revenue ending balance	$ 134	$ 125